Summary of Significant Accounting Policies - Offering Costs (Details) - Jaws Acquisition Corp [Member] - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Offering costs		$ 435,036
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs		35,212,212
Public And Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs		$ 2,536,382